BT PYRAMID MUTUAL FUNDS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                February 2, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: BT PYRAMID MUTUAL FUNDS (the "Trust")
           BT Investment Limited Term U.S. Government Securities Fund BT Investment Equity Appreciation Fund
           BT PreservationPlus Fund (the "Funds")
         1933 Act File No. 33-45973
         1940 ACT FILE NO. 811-6576

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information of the Funds, dated January 31, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 19 on January 28, 1998.

      If you have any questions regarding this certification, please call me at
(412) 288-7496.

                                          Very truly yours,



                                          /s/ Jay S. Neuman
                                          Jay S. Neuman
                                          Secretary